Taxation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax [Line Items]
Adjustments to the tax benefit accumulated in prior years			¥ (4,324)	¥ (16,259)
Current income tax expense	¥ 23,565		6,368	7,888
Deferred income tax expense	18,700
Total	¥ 42,265	$ 6,632	¥ 6,368	¥ 7,888
US
Income Tax [Line Items]
Effective income tax rate	29.84%	29.84%	29.84%	29.84%
Effective state income tax rate of NIO before decrease	8.84%	8.84%
Effective state income tax rate of NIO after decrease	0.045%	0.045%
Adjustments to the tax benefit accumulated in prior years | $		$ 511,506
United Kingdom
Income Tax [Line Items]
Effective income tax rate	19.00%	19.00%	19.00%	19.00%
Germany
Income Tax [Line Items]
Effective income tax rate	32.98%	32.98%	32.98%	32.98%
Norway
Income Tax [Line Items]
Effective income tax rate	22.00%	22.00%
Netherlands
Income Tax [Line Items]
Effective income tax rate	25.00%	25.00%
Cayman Islands Tax Information Authority [Member]
Income Tax [Line Items]
Effective income tax rate	0.00%	0.00%
State Administration of Taxation, China [Member]
Income Tax [Line Items]
Effective income tax rate	25.00%	25.00%
Preferential tax rate	15.00%	15.00%
Percentage of withholding tax for foreign investors non resident enterprises	10.00%	10.00%
Equity interest held	25.00%	25.00%
Percentage of withholding tax for resident enterprise	5.00%	5.00%
State Administration of Taxation, China [Member] | Minimum
Income Tax [Line Items]
Percent entitled to claim for qualified research and development expenses	175.00%	175.00%
Additional percentage of qualified research and development expenses claimed in annual filing	75.00%	75.00%
State Administration of Taxation, China [Member] | Maximum
Income Tax [Line Items]
Percent entitled to claim for qualified research and development expenses	200.00%	200.00%
Additional percentage of qualified research and development expenses claimed in annual filing	100.00%	100.00%
Inland Revenue, Hong Kong [Member] | Remaining taxable income
Income Tax [Line Items]
Effective income tax rate	16.50%	16.50%
Inland Revenue, Hong Kong [Member] | First HKD2,000 Taxable Income
Income Tax [Line Items]
Effective income tax rate	8.25%	8.25%